GOF P20 03/19

SUPPLEMENT DATED MARCH 29, 2019

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

(series of Franklin New York Tax-Free Trust)

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

FRANKLIN MINNESOTA TAX-FREE INCOME FUND

FRANKLIN OHIO TAX-FREE INCOME FUND

(each a series of Franklin Tax-Free Trust)

The Prospectus is amended as follows:

I. The portfolio management team under the “FUND SUMMARIES – Franklin New York Intermediate-Term Tax-Free Income Fund – Portfolio Managers” section on page 9 is replaced with the following:

Portfolio Managers

James Conn, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 1999.

John Pomeroy   Senior Vice President of Advisers and portfolio manager of the Fund since inception (1992).

Nicholas K. Bucklin   Vice President of Advisers and portfolio manager of the Fund since March 2019.

II. The portfolio management team under the “FUND SUMMARIES – Franklin Federal Limited-Term Tax-Free Income Fund – Portfolio Managers” section on page 16 is replaced with the following:

Portfolio Managers

James Conn, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since inception (2003).

John Pomeroy   Senior Vice President of Advisers and portfolio manager of the Fund since inception (2003).

Nicholas K. Bucklin   Vice President of Advisers and portfolio manager of the Fund since March 2019.

III. The portfolio management team under the “FUND SUMMARIES – Franklin Minnesota Tax-Free Income Fund – Portfolio Manager” section on page 40 is replaced with the following:

Portfolio Managers

James Conn, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 1999.

John Pomeroy   Senior Vice President of Advisers and portfolio manager of the Fund since 1989.

Nicholas K. Bucklin   Vice President of Advisers and portfolio manager of the Fund since March 2019.

IV. The portfolio management team under the “FUND SUMMARIES – Franklin Ohio Tax-Free Income Fund – Portfolio Manager” section on page 48 is replaced with the following:

Portfolio Managers

James Conn, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 1999.

John Pomeroy   Senior Vice President of Advisers and portfolio manager of the Fund since 1989.

Nicholas K. Bucklin   Vice President of Advisers and portfolio manager of the Fund since March 2019.

V. For the Franklin New York Intermediate-Term Tax-Free Income Fund, the portfolio management team under the “Fund Details – Management” section on page 19 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in New York municipal securities. The portfolio managers of the team are as follows:

James Conn, CFA   Senior Vice President of Advisers

Mr. Conn has been a lead portfolio manager of the Fund since 1999. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton in 1996.

John Pomeroy   Senior Vice President of Advisers

Mr. Pomeroy has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton 1986.

Nicholas K. Bucklin   Vice President of Advisers

Mr. Bucklin is a portfolio manager of the Fund since March 2019, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton in 2008.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

VI. For the Franklin Federal Limited-Term Tax-Free Income Fund, the following is added to the portfolio management team under the “Fund Details – Management” section on page 53 with the following:

Federal Limited-Term Fund

Nicholas K. Bucklin  Vice President of Advisers

Mr. Bucklin has been an analyst or portfolio manager of Federal Limited-Term Tax-Free Income Fund since March 2019. He joined Franklin Templeton in 2008.

Nicholas K. Bucklin.  Mr. Bucklin a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.

VII. For the Franklin Minnesota Tax-Free Income Fund and Franklin Ohio Tax-Free Income Fund, the following is added to the portfolio management team under the “Fund Details –– Management” section on page 74 with the following:

Minnesota Fund

Nicholas K. Bucklin  Vice President of Advisers

Mr. Bucklin has been an analyst or portfolio manager of the Minnesota and Ohio Funds since March 2019. He joined Franklin Templeton in 2008.

Nicholas K. Bucklin.  Mr. Bucklin a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.

Ohio Fund

Nicholas K. Bucklin  Vice President of Advisers

Mr. Bucklin has been an analyst or portfolio manager of the Minnesota and Ohio Funds since March 2019. He joined Franklin Templeton in 2008.

Nicholas K. Bucklin.  Mr. Bucklin a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.

Please keep this supplement with your prospectus for future reference.